Pensions and Other Employee Benefits - Allowable Range for Each Major Category of Plans' Assets and Weighted-Average Asset Allocations by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations	100.00%	100.00%
U.S. [Member] | U.S. Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	30.00%	30.00%
Percentage of plan assets, maximum range	60.00%	60.00%
Weighted-average asset allocations	54.00%	51.00%
U.S. [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	10.00%	10.00%
Percentage of plan assets, maximum range	20.00%	20.00%
Weighted-average asset allocations	11.00%	10.00%
U.S. [Member] | Fixed Income - Investment Grade [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	20.00%	20.00%
Percentage of plan assets, maximum range	40.00%	40.00%
Weighted-average asset allocations	22.00%	29.00%
U.S. [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations	6.00%	8.00%
U.S. [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations	7.00%	2.00%
U.S. [Member] | Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	0.00%	0.00%
Percentage of plan assets, maximum range	15.00%	15.00%
U.S. [Member] | Other, Primarily Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	0.00%	0.00%
Percentage of plan assets, maximum range	15.00%	15.00%
Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations	100.00%	100.00%
Canada [Member] | U.S. Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	10.00%	15.00%
Percentage of plan assets, maximum range	25.00%	30.00%
Weighted-average asset allocations	20.00%	19.00%
Canada [Member] | International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	30.00%	20.00%
Percentage of plan assets, maximum range	60.00%	50.00%
Weighted-average asset allocations	49.00%	46.00%
Canada [Member] | Fixed Income - Investment Grade [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	20.00%	25.00%
Percentage of plan assets, maximum range	60.00%	55.00%
Weighted-average asset allocations	28.00%	32.00%
Canada [Member] | Real Estate Investment Trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations
Canada [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocations	3.00%	3.00%
Canada [Member] | Real Estate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range
Percentage of plan assets, maximum range
Canada [Member] | Other, Primarily Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets, minimum range	0.00%	0.00%
Percentage of plan assets, maximum range	15.00%	15.00%